Basic and Diluted Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share is Based on the Profit Attributable to Ordinary Shareholders (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM) RM / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2023 MYR (RM) RM / shares shares
Schedule of Basic and Diluted Earnings Per Share is Based on the Profit Attributable to Ordinary Shareholders [Abstract]
Profit for the year (in Ringgits and Dollars)	RM 6,583,003	$ 1,623,029	RM 3,512,168	RM 3,754,385
Weighted average number of ordinary shares	20,753,924	20,753,924	20,031,151	20,000,000
Basic earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 0.32	$ 0.08	RM 0.18	RM 0.19